Interest and Finance Costs, net (Tables)	6 Months Ended
Jun. 30, 2026
Interest And Finance Costs Net
Interest and Finance Costs, net (Table)

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Interest expense	25,787	26,073	51,463	52,064
Less: Interest capitalized	(2,837)	(3,128)	(5,717)	(5,672)
Interest expense, net	22,950	22,945	45,746	46,392
Bunker and other commodities swaps, cash settlements	(538)	56	(481)	(73)
Amortization of deferred finance costs	931	749	1,946	1,586
Amortization of bond premium	1	—	2	—
Amortization of deferred gain on termination of financial instruments	(424)	(225)	(647)	(733)
Bank charges	(66)	47	101	75
Change in fair value of FX derivative	29	—	29	—
Change in fair value of non-hedging financial instruments	(240)	1,406	(3,266)	1,733
Net total	22,643	24,978	43,430	48,980